CONSOLIDATED BALANCE SHEETS - USD ($) $ in Thousands	Jun. 30, 2019	Dec. 31, 2018
CURRENT ASSETS:
Cash and cash equivalents	$ 182,929	$ 204,763
Restricted cash	9,657	15,763
Accounts receivable, net	32,688	35,351
Capitalized voyage expenses	722	617
Due from related companies (Note 2)	19,566	20,923
Advances and other	18,872	18,407
Vessels held for sale (Note 4)	94,522	0
Inventories	17,461	20,388
Prepaid insurance and other	1,636	1,073
Current portion of financial instruments-Fair value (Note 7,12)	176	217
Total current assets	378,229	317,502
INVESTMENTS	1,000	1,000
FINANCIAL INSTRUMENTS - FAIR VALUE, net of current portion (Note 7,12)	145	133
RIGHT OF USE ASSET UNDER OPERATING LEASES (Note 4)	25,351	0
LONG TERM RECEIVABLE (Note 4)	13,000	13,000
FIXED ASSETS (Note 4)
Advances for vessels under construction	48,075	16,161
Vessels	3,650,172	3,813,987
Accumulated depreciation	(977,129)	(984,540)
Vessels' Net Book Value	2,673,043	2,829,447
Total fixed assets	2,721,118	2,845,608
DEFERRED CHARGES, net (Note 5)	25,921	27,815
Total assets	3,164,764	3,205,058
CURRENT LIABILITIES:
Current portion of long-term debt (Note 6)	192,765	160,584
Payables	35,645	37,532
Due to related companies (Note 2)	3,452	4,366
Dividends payable	1,000	0
Series B Redeemable Preferred Shares	50,000	0
Accrued liabilities	45,652	45,765
Unearned revenue (Note 3)	10,988	6,007
Current portion of obligations under operating lease (Note 4)	7,741	0
Current portion of financial instruments - Fair value (Note 7,12)	2,262	48
Total current liabilities	349,505	254,302
LONG-TERM DEBT, net of current portion (Note 6)	1,339,205	1,435,017
LONG-TERM OBLIGATIONS UNDER OPERATING LEASE (Note 4)	17,610	0
FINANCIAL INSTRUMENTS - FAIR VALUE, net of current portion (Note 7,12)	15,655	8,962
STOCKHOLDERS' EQUITY (Note 8):
Preferred shares	16,025	18,025
Common shares, $ 1.00 par value; 175,000,000 shares authorized at June 30, 2019 and December 31, 2018; 87,872,522 and 87,604,645 shares issued and outstanding at June 30, 2019 and December 31, 2018, respectively	87,873	87,605
Additional paid-in capital	952,186	996,833
Accumulated other comprehensive loss	(18,150)	(8,660)
Retained earnings	383,920	400,933
Total Tsakos Energy Navigation Limited stockholders' equity	1,421,854	1,494,736
Non-controlling Interest	20,935	12,041
Total stockholders' equity	1,442,789	1,506,777
Total liabilities and stockholders' equity	$ 3,164,764	$ 3,205,058